Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,661,619)	$ (9,060,406)	$ (28,264,566)	$ (5,947,079)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	298,491	175,725	257,284	246,603
Stock option expense	11,919	101,804	135,738	78,200
Amortization of debt discount	1,317,650	$ 1,536,825	2,105,860	703,293
Amortization of deferred finance costs	101,897
Stock compensation expense	1,542,881	$ 3,754,718
Loss on change in fair value of derivative liability	1,488,531	$ 32,778
Derivative related to interest expense	445,815
Impairment of goodwill	$ 422,369
Loss on conversion of debt		$ 49,926	553,182	1,026,859
Derivative loss		$ 576,143
Warrant expense	$ 1,062,107
Shares issued for services			4,743,660	1,195,788
Impairment loss			17,698,000
(Gain) loss on forgiveness/settlement of liabilities			(270,336)	(84,829)
Derivative gain			(1,188,041)
Provision for bad debts			64,800	4,221
Changes in operating assets and liabilities:
Accounts receivable	$ (221,115)	$ (32,841)	83,362	$ (9,110)
Unbilled revenue	(290,502)		(229,115)
Bank loans	78,518
Other current assets	(204,298)	$ (39,111)
Prepaid expenses and other current assets			164,523	$ 8,503
Accounts payable	145,236	819,382	595,370	463,925
Accounts payable - related party	913,668	176,091	131,053	640,771
Accrued expenses and other current liabilities	364,303	218,051	957,133	248,995
Deferred revenue	74,108	$ (6,740)	(16,455)	(162,708)
Funds held in trust	(68,936)
Deferred rent	7,647		68,684
Net cash used in operating activities	(3,171,330)	$ (1,697,655)	(2,409,864)	(1,586,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of property, website and equipment	(194,498)	(164,020)	$ (65,704)	(354,825)
Cash acquired in reverse merger with acquisitions				851
Cash acquired from acquisitions	169,588	12,765	$ (51,339)	23,593
Net cash used in investing activities	(24,910)	(151,255)	(117,043)	(330,381)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings, net	2,263,314	1,523,967	1,926,950	1,712,300
Proceeds from borrowings - related parties				42,111
Proceeds from issuance of shares	1,008,075	$ 478,520	831,730	167,002
Proceeds from exercise of warrants	14,060
Repayment of borrowings	(26,212)	$ (70,574)	(96,274)	(2,713)
Net cash provided by financing activities	3,259,237	1,931,913	2,662,406	1,918,700
Effect of foreign currency exchange rate on cash	21,556	(72,862)	(66,998)	(5,244)
Net increase (decrease) in cash	84,553	10,141	68,501	(3,493)
Cash at beginning of period	111,878	43,377	43,377	46,870
Cash at the end of the period	196,431	53,518	111,878	43,377
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest	$ 22,701	$ 51,936	51,936	144,053
Cash paid for income taxes
Non-cash Investing and Financing Activities:
Debt discount due to beneficial conversion feature	$ 2,556,250	$ 833,973	860,967	581,887
Debt discount related to OID	270,000
Shares issued for settlement of liability	973,325
Shares issued for conversion of debt - related party	703,167
Shares issued for conversion of payables	$ 510,739
Debt discount due to shares and warrants issued with debt		$ 361,615	656,671	361,816
Penalty related to debt	$ 50,000
Reclass of accounts payable - related party to debt		$ 40,739	40,739	21,513
Debt discount due to derivative liability			274,225
Deferred financing costs				$ 475,000
Derivative liability recognized due to "tainting"			(2,274,454)
Termination of derivative liability			1,360,638
Subscription receivable			168,000
Shares issued for conversion of debt and accrued interest	$ 866,100	737,368	1,749,901	$ 532,564
Shares issued for settlement of accounts payable		74,452	439,250
Shares issued for acquisitions	$ 1,714,286	$ 13,905,280	$ 39,825,280